UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Sterne, Agee & Leach Group, Inc.
Address:    800 Shades Creek Parkway
            Suite 700
            Birmingham, AL 35209

Form 13F File Number: 028-10282

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gene Woodham
Title:   SECRETARY
Phone:   205-414-3339

Signature, Place, and Date of Signing:

					Birmingham, Alabama                  02-04-2005
-----------------------      ------------------------------      --------------
(Signature)                           (City, State)                   (Date)

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        none

Form 13F Information Table Entry Total:   175

Form 13F Information Table Value Total:   103,694 (thousands)

List of Other Included Managers:	  none

			 	  		Value 			Investment	      Voting Authority
Name of Issuer		Class	Cusip	 	(X$1000) Shares		Discretion	 Sole 	 Shared 	 None

3m			cs	88579Y101	 792 	  9,660 	defined	 	2,325 		 	   7,335
3m			cs	88579Y101	  66 	    810 	other	 	  180 	     630
99 Cents Only Stores	cs	65440K106	 316 	 19,534 	defined				 	  19,534
AES Corp		cs	00130H105	 209 	 15,254 	defined				 	  15,254
Affiliated Computer 	cs	008190100	 343 	  5,700 	defined				 	   5,700
Aflac Inc.		cs	001055102	 252 	  6,324 	defined			 		   6,324
Alltel Corp.		cs	020039103	 500 	  8,504 	defined			 		   8,504
American Express Co.	cs	025816109	 401 	  7,115 	defined	 	  815 		 	   6,300
American Express Co.	cs	025816109	  21 	    370 	other			 		     370
American Inter Group	cs	026874107	 668 	 10,176 	defined	 	  757 		 	   9,419
American Inter Group	cs	026874107	 114 	  1,730 	other	 	  390 	   1,340
American Pharl Partners	cs	02886P109	 535 	 14,300 	defined			 		  14,300
Amgen Inc.		cs	031162100	 573 	  8,930 	defined					   8,930
AmSouth Bancorp		cs	032165102	 739 	 28,535 	defined	       28,535
AmSouth Bancorp		cs	032165102	 310 	 11,980 	other	       10,458 	   1,522
Amsurg Corp		cs	03232P405	 731 	 24,750 	defined			 		  24,750
Anadarko Petroleum 	cs	032511107     10,060    155,229 	defined					 155,229
Angiotech Pharm		cs	034918102	 304 	 16,500 	defined			 		  16,500
Apache Corp.		cs	037411105	 345 	  6,816 	defined			 		   6,816
Banc Corp		cs	05944B103	 173 	 21,000 	defined	       21,000
Bank Of America Corp.	cs	060505104      1,350 	 28,717 	defined	 	5,152 		 	  23,565
Bank Of America Corp.	cs	060505104	 186 	  3,950 	other		2,575 	   1,260  	     115
Bank Of NY Co. Inc.	cs	064057102	 334 	 10,000 	defined			 		  10,000
Bellsouth Corp.		cs	079860102	 496 	 17,822 	defined	       10,166 		 	   7,656
Bellsouth Corp.		cs	079860102	  11 	    400 	other	 	  400
Boeing Co.		cs	097023105	 490 	  9,465 	defined			 		   9,465
Boston Scientific Corp	cs	101137107	 251 	  7,050 	defined			 		   7,050
BP AMOCO P L C		cs	055622104	 195 	  3,334 	other	 	2,124 	   1,210
Bp Amoco Plc Spons Adr	cs	055622104	 330 	  5,658		defined	 	  579 		 	   5,079
Bristol Myers Squibb 	cs	110122108	 209 	  8,155 	defined			 		   8,155
Burlington Resources 	cs	122014103	  37 	    840 	other			 		     840
C.R.Bard Inc.		cs	067383109	 320 	  5,000 	defined	 	5,000
Caterpillar Inc.	cs	149123101	 227 	  2,330 	defined			 		   2,330
CenturyTel Inc.		cs	156700106	 490 	 13,828 	defined	       13,828
Chesapeake Energy Corp.	cs	165167107	 437 	 26,500 	defined			 		  26,500
Chevrontexaco Corp.	cs	166764100      1,873 	 35,669 	defined	 	8,030 		 	  27,639
Chevrontexaco Corp.	cs	166764100	 299 	  5,695 	other	 	4,205 	   1,490
Chico's Fas Inc		cs	168615102	 237 	  5,200 	defined			 		   5,200
Choicepoint		cs	170388102	 231 	  5,031 	defined			 		   5,031
Cisco Systems		cs	17275R102      1,065 	 55,115 	defined	 	2,190 		 	  52,925
Cisco Systems		cs	17275R102	  96 	  4,971 	other	 	4,755 		 	     216
Citigroup		cs	172967101      1,778 	 36,901 	defined	 	2,622 		 	  34,279
Citigroup		cs	172967101	 253 	  5,253 	other	 	3,269 	   1,449  	     535
City National Cor	cs	178566105	 336 	  4,750		defined			 		   4,750
Coastal Bankshares	cs	19041X108	 169 	 11,242 	other					  11,242
Coca Cola Co.		cs	191216100      2,281 	 54,774 	defined	       40,500 			  14,274
Coca Cola Co.		cs	191216100	 837 	 20,090 	other	       20,090
Cohen & Steers Adv Inc 	cs	19247W102	 395 	 17,750 	defined	       15,840 		 	   1,910
Cohen & Steers Adv Inc	cs	19247W102	  22 	  1,000 	other					   1,000
Cooper Industries Ltd.	cs	G24182100	 445 	  6,550 	defined				  	   6,550
CSX Corp		cs	126408103	 441 	 11,000 	defined	        11,000
CVS Corp.		cs	126650100	 383 	  8,500 	defined					   8,500
Deere & Co.		cs	244199105	 454 	  6,100 	defined			 		   6,100
Deere & Co.		cs	244199105	  30 	    400 	other	 	   400
Dell Inc.		cs	24702R101	 729 	 17,295 	defined					  17,295
Duke Energy Co.		cs	264399106      3,194    126,069 	defined	 	 3,664 		 	 122,405
Duke Energy Co.		cs	264399106	  97 	  3,848 	other	 	 3,848
EIDuPont DeNemours Co.	cs	263534109	 481 	  9,800		defined			 		   9,800
Ebay Inc		cs	278642103	 916 	  7,875 	defined			 		   7,875
Emerson Electric Co.	cs	291011104	 394 	  5,620 	defined	 	 1,135 			   4,485
Emerson Electric Co.	cs	291011104	 133 	  1,895 	other	 	   885 	   1,010
Enerplus Resources Fund	cs	29274D604	 931 	 25,650 	defined			  		  25,650
Eog Resources Inc.	cs	26875P101	 321 	  4,500 	defined			 		   4,500
Exxon Mobil Corp	cs	30231G102      2,376 	 46,357 	defined	 	25,742 		          20,615
Exxon Mobil Corp	cs	30231G102	 382 	  7,459 	other	 	 5,639 	   1,820
Federal Home Loan Mort	cs	313400301	 265 	  3,595 	defined			 	           3,595
Fedex Corp.		cs	31428X106	 822 	  8,340 	defined	 	   395 		           7,945
Fedex Corp.		cs	31428X106	 49 	    500 	other	 	   500
Florida Rock Industries	cs	341140101	 491 	  8,245 	defined			 		   8,245
Freeport Mcmoran Copper	cs	35671D857	 599 	 15,650 	defined	 	   400 		 	  15,250
Friedman Billings Ramseycs	358434108      1,060 	 54,650 	defined			 		  54,650
General Dynamics Corp	cs	369550108	 148 	  1,415 	defined	 	   525 		 	     890
General Dynamics Corp	cs	369550108	  76 	    730 	other	 	   165 	     565
General Electric Co.	cs	369604103      2,271 	 62,226 	defined	 	 3,905 			  58,321
General Electric Co.	cs	369604103	 360 	  9,861 	other	 	 5,461 	   4,200 	     200
Gillette Co.		cs	375766102      1,019 	 22,765 	defined					  22,765
Harley Davidson Inc.	cs	412822108	 714 	 11,750 	defined	 	 1,370 			  10,380
Harley Davidson Inc.	cs	412822108	   5 	     75 	other			 		      75
Home Depot Inc.		cs	437076102      2,061 	 48,241 	defined		 2,480 		 	  45,761
Home Depot Inc.		cs	437076102	 115 	  2,680 	other	 	 1,930 	     750
Honeywell International	cs	438516106	 223 	  6,296 	defined					   6,296
Household Cap Tr V Pfd	ps	44180S207	 579 	 22,500 	defined			 		  22,500
Immucor Inc		cs	452526106	 793 	 33,750 	defined			 		  33,750
International Business	cs	459200101	 605 	  6,134 	defined	 	 2,572 		 	   3,562
International Business	cs	459200101	 129 	  1,313 	other	 	   373 	     940
Ishares Biotech Indx 	cs	464287556	 692 	  9,180 	defined	 	    50 		 	   9,130
Ishares Biotech Indx 	cs	464287556	  20 	    260 	other			 		     260
Jabil Circuit Inc	cs	466313103	 599 	 23,400 	defined			 		  23,400
Johnson & Johnson	cs	478160104      1,433 	 22,595 	defined	 	 2,440 			  20,155
Johnson & Johnson	cs	478160104	 162 	  2,558 	other	 	   683 	   1,875
Knightsbridge Tankers 	cs	G5299G106      1,113 	 33,300 	defined			 		  33,300
Krispy Kreme Doughnut	cs	501014104	 128 	 10,150 	defined			 		  10,150
Laboratory Corp.America cs	50540R409	 635 	 12,740 	defined			 		  12,740
Ligand Pharm Inc Cl B	cs	53220K207	 211 	 18,150 	defined					  18,150
Lincare Hldgs Inc	cs	532791100	 387 	  9,075 	defined			 		   9,075
Lowes Co., Inc.		cs	548661107      1,294 	 22,469 	defined			 		  22,469
MBNA Corp		cs	55262L100	  85 	  3,004 	defined	 	 1,127 		 	   1,877
MBNA Corp		cs	55262L100	 146 	  5,190 	other	 	 3,035 	   2,155
Medtronic Inc.		cs	585055106	 473 	  9,523 	defined			 		   9,523
Merck & Co. Inc.	cs	589331107	 431 	 13,420 	defined	 	 2,465 		 	  10,955
Merck & Co. Inc.	cs	589331107	 124 	  3,865		other	 	 3,260 	     500 	     105
Microsoft Corp.		cs	594918104	 512 	 19,157 	defined	 	 2,290 		 	  16,867
Microsoft Corp.		cs	594918104	 112 	  4,200 	other	 	 4,020 		 	     180
Nasdaq-100 Trust Sr 1	cs	631100104	 725 	 18,150 	defined	 	   100 		 	  18,050
Nextel			cs	65332V103	 528 	 17,600 	defined			 		  17,600
Norfolk Southern Corp.	cs	655844108      1,014 	 28,008 	defined	 	27,108 		 	     900
Omnicell, Inc.		cs	68213N109	 377 	 34,300 	defined			 		  34,300
Owens ILL Inc.Pfd Conv	ps	690768502	 373 	  9,220 	defined	 	 6,150 		 	   3,070
Owens ILL Inc.Pfd Conv	ps	690768502	  80 	  1,970 	other	 	 1,350 		 	     620
Pepsico Inc.		cs	713448108	 462 	  8,855 	defined	 	 2,285 		 	   6,570
Pepsico Inc.		cs	713448108	 146 	  2,800 	other	 	 1,380 	   1,420
Petrofund Energy Trust	cs	71648W108      1,731 	132,800 	defined			 		 132,800
Pfizer Inc.		cs	717081103      1,247 	 46,372 	defined	 	 3,188 		 	  43,184
Pfizer Inc.		cs	717081103	 154 	  5,730 	other		 3,755 	   1,805 	     170
PNP Therapeutics, Inc.	cs	716000997		 20,000 	defined	 	20,000
Ppg Industries, Inc.	cs	693506107	 545 	  8,000 	defined			  		   8,000
PrimeWest Energy Trust	cs	741930309      1,810 	 81,600 	defined			 		  81,600
Proctor & Gamble Co.	cs	742718109	 561 	 10,191 	defined	 	 5,370 		 	   4,821
Proctor & Gamble Co.	cs	742718109	 103 	  1,875 	other	 	   425 	   1,450
Protective Life Corp	cs	743674103	 897 	 21,012 	defined	 	21,012
Provident Energy Trust	cs	74386K104	 785 	 82,800 	defined			 		  82,800
Public Storage		cs	74460D109	 502 	  9,000		defined			 		   9,000
Public Storage Pfd	ps	74460D711	 570 	 21,750 	defined			 		  21,750
Qualcomm		cs	747525103	 656 	 15,470 	defined			 		  15,470
Quest Diagnostics Inc	cs	74834L100	 375 	  3,925 	defined			 		   3,925
Questar			cs	748356102	 204 	  4,000 	defined			 		   4,000
Regions Financial Corp	cs	7591EP100	 939 	 26,363 	defined	 	13,083 		 	  13,280
Royal Bank Canada	cs	780087102	 225 	  4,210 	defined			 		   4,210
Savannah Bancorp Inc.	cs	804748101      1,350 	 49,912 	defined			 		  49,912
SBC Communications	cs	78387G103      1,077 	 41,810 	defined	 	 2,908 		 	  38,902
SBC Communications	cs	78387G103	  80 	  3,095 	other	 	 2,695 	     400
Semiconductor Holdrs 	cs	816636203	 527 	 15,800 	defined			 		  15,800
Semiconductor Holdrs 	cs	816636203	  17 	    500 	other	 	   500
Shaw Group Inc		cs	820280105	 225 	 12,600 	defined			 		  12,600
Southern Co.		cs	842587107	 752 	 22,441 	defined	 	18,027 		 	   4,414
Southern Co.		cs	842587107	  54 	  1,620 	other	 	 1,400 	     220
Staples, Inc.		cs	855030102	 325 	  9,635 	defined			 		   9,635
Starbucks		cs	855244109	 442 	  7,090 	defined			 		   7,090
State Street Corp	cs	857477103	 344 	  7,000 	defined					   7,000
Steris Corp.		cs	859152100	 225 	  9,500 	defined			 		   9,500
Sun Microsystems, Inc.	cs	866810104	 301 	 55,930 	defined			 		  55,930
Target Corp		cs	87612E106	 493 	  9,495 	defined					   9,495
Target Corp		cs	87612E106	 181 	  3,490 	other	 	  2,200     1,290
Torchmark Cap Tr I Pfd	ps	89102Q201	 599 	 22,450 	defined			 		  22,450
Torchmark Corp.		cs	891027104	 961 	 16,831 	defined	 	 16,581 		     250
Torchmark Corp.		cs	891027104	  46 	    800 	other	 	    600       200
Txu Corp		cs	873168108	 208 	  3,215 	other	 	  3,215
Tyco International Ltd.	cs	902124106	 343 	  9,595 	defined			 		   9,595
Union Pacific Corp.	cs	907818108	 360 	  5,350 	defined			 		   5,350
Union Pacific Corp.	cs	907818108	  53 	    790 	other	 	    790
United Technologies 	cs	913017109	 786 	  7,608 	defined	 	    515 		   7,093
United Technologies 	cs	913017109	 151 	  1,465 	other	 	    945       520
Unitrin Inc.		cs	913275103	 854 	 18,800 	defined			 		  18,800
Unova			cs	91529B106	 230 	  9,100 	defined					   9,100
UTStarcom		cs	918076100	 293 	 13,250 	defined					  13,250
Verizon Communications	cs	92343V104	 920 	 22,722 	defined	 	  4,268 		  18,454
Verizon Communications	cs	92343V104	  94 	  2,330 	other	 	  2,220 		     110
Vulcan Materials Co.	cs	929160109	 221 	  4,055 	defined	 	  3,680 		     375
Vulcan Materials Co.	cs	929160109	  71 	  1,300 	other	 	  1,300
Wachovia Corp.		cs	929903102      2,669 	 50,725 	defined	 	 22,991 		  27,734
Wachovia Corp.		cs	929903102      1,307 	 24,853 	other	 	 24,768 		      85
Wal Mart Stores Inc.	cs	931142103      1,781 	 33,715 	defined	 	 22,830 		  10,885
Wal Mart Stores Inc.	cs	931142103	 104 	  1,975 	other	 	    280      1,600 	      95
Walt Disney Co.		cs	254687106	 601 	 21,612 	defined	 	 15,472 		   6,140
Waters Corp		cs	941848103	 253 	  5,400 	defined			 		   5,400
Weight Watchers Intl	cs	948626106	 209 	  5,100 	defined			  		   5,100
Wellpoint Inc		cs	94973V107	 846 	  7,355 	defined	 	    235 		   7,120
Wellpoint Inc		cs	94973V107	  60 	   520 		other	 	    520
Wells Fargo Company	cs	949746101      1,037 	 16,695 	defined	 	    290 		  16,405
Wells Fargo Company	cs	949746101	 154 	  2,470 	other	 	  1,500        905 	      65
Wendy's			cs	950590109	 267 	  6,800 	defined					   6,800
Xcel Energy Inc		cs	98389B100	 201 	 11,020 	defined					  11,020
Xilinx Inc		cs	983919101	 315 	 10,600 	defined			 		  10,600
Yahoo!			cs	984332106	 588 	 15,600 	defined			 		  15,600
Zimmer Holdings Inc	cs	98956P102	 377 	  4,700 	defined			 		   4,700

			 		     103,694  2,836,297 		        553,480      32,526    2,250,291